Commitments and Contingent Obligations - Schedule of Commitment Under Vessel Operating Lease (Detail) (Vessels, USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Vessels
Contingencies And Commitments [Line Items]
2012	$ 2,688
2013	5,395
2014	5,417
2015	5,441
2016	5,465
Thereafter	28,077
Capital leases lessor balance sheet net investment	$ 52,483